Non-operating income	3 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Non-operating income	Non-operating income (expense)

		Three months ended March 31,
(in KUSD)	Note	2022	2021
Convertible loans, derivatives, change in fair value income	14	15,855	21,169
Share of results with joint venture	12	(2,502)	(527)
Exchange differences gain		81	394
R&D tax credit		8	194
Non-operating income		13,442	21,230
Convertible loans, derivatives, change in fair value income (expense)
Changes in derivative fair values are explained in note 14, “Convertible loans”. Pursuant to the Facility Agreement with Deerfield, the Company drew down the first tranche of the convertible loans amounting to USD 65 million on May 19, 2020. Additionally, in connection with the FDA approval of ZYNLONTA, the Company drew down the second tranche of convertible loans amounting to USD 50 million.
Share of results with joint venture
In connection with the formation of Overland ADCT BioPharma in December 2020, the Company recorded its proportionate share of Overland ADCT BioPharma’s net loss. See note 12, “Interest in joint venture”.
Exchange differences
Also included in Other income (expense) are favorable or unfavorable Exchange differences. The Company’s is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to British pounds, Euros and Swiss francs. Exchange differences represent gain or (loss) based on favorable or unfavorable changes in foreign currencies.
R&D tax credit
The Company recognizes as Other income (expense) amounts received and receivable by its subsidiary, ADCT UK, under the United Kingdom’s R&D Expenditure Credit scheme (“UK R&D Credit Scheme”). The grants represent 12% of eligible expenditure. The claims are payable through the tax system, as a refund of corporation tax or of other taxes, including income tax and social security payments deducted at source from qualifying (research) employees’ payroll and VAT. The relevant amounts have been therefore presented net in the balance sheet. As the credit is independent of ADCT UK’s taxable profit, is clearly designed to incentivize companies to invest in R&D activities and is itself taxable income, the Group has recognized the income as government grants within Other income (expense) and not as a credit to income tax expense.